Collateralized transactions (Tables)	6 Months Ended
Sep. 30, 2019
Collateralized Transactions
Offsetting of the transactions in the consolidated balance sheets

	Billions of yen
	March 31, 2019
	Assets		Liabilities
	Reverse repurchase agreements	Securities borrowing transactions	Repurchase agreements	Securities lending transactions
Total gross balance(1)	¥32,312	¥4,087	¥34,154	¥1,512
Less: Amounts offset in the consolidated balance sheets(2)	(19,117)	—	(19,117)	—

Total net amounts of reported on the face of the consolidated balance sheets(3)	¥13,195	¥4,087	¥15,037	¥1,512

Less: Additional amounts not offset in the consolidated balance sheets(4)
Financial instruments and non-cash collateral	(11,445)	(2,580)	(10,443)	(1,198)
Cash collateral	(26)	—	—	—

Net amount	¥1,724	¥1,507	¥4,594	¥314

	Billions of yen
	September 30, 2019
	Assets		Liabilities
	Reverse repurchase agreements	Securities borrowing transactions	Repurchase agreements	Securities lending transactions
Total gross balance(1)	¥31,757	¥4,054	¥36,691	¥1,444
Less: Amounts offset in the consolidated balance sheets(2)	(17,622)	—	(17,622)	—

Total net amounts of reported on the face of the consolidated balance sheets(3)	¥14,135	¥4,054	¥19,069	¥1,444

Less: Additional amounts not offset in the consolidated balance sheets(4)
Financial instruments and non-cash collateral	(12,245)	(2,887)	(9,620)	(1,244)
Cash collateral	(25)	—	1	—

Net amount	¥1,865	¥1,167	¥9,450	¥200

(1)

Includes all recognized balances irrespective of whether they are transacted under a master netting agreement or whether Nomura has obtained sufficient evidence of enforceability of the master netting agreement. Amounts include transactions carried at fair value through election of the fair value option. As of March 31, 2019, the gross balance of reverse repurchase agreements and repurchase agreements which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was ¥749 billion and ¥3,575 billion, respectively. As of March 31, 2019, the gross balance of securities borrowing transactions and securities lending transactions which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was ¥1,398 billion and ¥209 billion, respectively. As of September 30, 2019, the gross balance of reverse repurchase agreements and repurchase agreements which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was ¥566 billion and ¥8,194 billion, respectively. As of September 30, 2019, the gross balance of securities borrowing transactions and securities lending transactions which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was ¥1,036 billion and ¥171 billion, respectively.

(2)

Represents amounts offset through counterparty netting under master netting and similar agreements for which Nomura has obtained sufficient evidence of enforceability in accordance with ASC 210-20. Amounts offset include transactions carried at fair value through election of the fair value option.

(3)

Reverse repurchase agreements and securities borrowing transactions are reported within Collateralized agreements—Securities purchased under agreements to resell and Collateralized agreements—Securities borrowed in the consolidated balance sheets, respectively. Repurchase agreements and securities lending transactions are reported within Collateralized financing—Securities sold under agreements to repurchase and Collateralized financing—Securities loaned in the consolidated balance sheets, respectively. Amounts reported under securities lending transactions also include transactions where Nomura lends securities and receives securities that can be sold or pledged as collateral. Nomura recognizes the securities received at fair value and a liability for the same amount, representing the obligation to return those securities. The liability is reported within Other liabilities in the consolidated balance sheets.

(4)

Represents amounts which are not permitted to be offset on the face of the balance sheet in accordance with ASC 210-20 but which provide Nomura with the right of offset in the event of counterparty default. Amounts relating to agreements where Nomura has not yet obtained sufficient evidence of enforceability of such offsetting rights are excluded.

Maturity analysis of repurchase agreements and securities lending transactions

	Billions of yen
	March 31, 2019
	Overnight and open(1)	Up to 30 days	30 – 90 days	90 days – 1 year	Greater than 1 year	Total
Repurchase agreements	¥14,657	¥15,827	¥2,031	¥1,302	¥337	¥34,154
Securities lending transactions	996	157	159	155	45	1,512

Total gross recognized liabilities(2)	¥15,653	¥15,984	¥2,190	¥1,457	¥382	¥35,666

	Billions of yen
	September 30, 2019
	Overnight and open(1)	Up to 30 days	30 – 90 days	90 days – 1 year	Greater than 1 year	Total
Repurchase agreements	¥13,545	¥18,483	¥2,466	¥1,976	¥221	¥36,691
Securities lending transactions	927	104	141	272	—	1,444

Total gross recognized liabilities(2)	¥14,472	¥18,587	¥2,607	¥2,248	¥221	¥38,135

(1)	Open transactions do not have an explicit contractual maturity date and are terminable on demand by Nomura or the counterparty.
(2)

Repurchase agreements and securities lending transactions are reported within Collateralized financing—Securities sold under agreements to repurchase and Collateralized financing—Securities loaned in the consolidated balance sheets, respectively. Amounts reported for securities lending transactions also include transactions where Nomura lends securities and receives securities that can be sold or pledged as collateral. Nomura recognizes the securities received at fair value and a liability for the same amount, representing the obligation to return those securities. The liability is reported within Other liabilities in the consolidated balance sheets. The total gross recognized liabilities reported for repurchase agreements and securities lending transactions are consistent with the total gross balances reported in the offsetting disclosures above.

Securities transferred in repurchase agreements and securities lending transactions

	Billions of yen
	March 31, 2019
	Repurchase agreements	Securities lending transactions	Total
Equities and convertible securities	¥149	¥1,223	¥1,372
Japanese government, agency and municipal securities	742	—	742
Foreign government, agency and municipal securities	26,730	21	26,751
Bank and corporate debt securities	2,330	98	2,428
Commercial mortgage-backed securities (“CMBS”)	25	—	25
Residential mortgage-backed securities (“RMBS”)(1)	4,001	—	4,001
Collateralized debt obligations (“CDOs”) and other	162	—	162
Investment trust funds and other	15	170	185

Total gross recognized liabilities(2)	¥34,154	¥1,512	¥35,666

	Billions of yen
	September 30, 2019
	Repurchase agreements	Securities lending transactions	Total
Equities and convertible securities	¥171	¥1,333	¥1,504
Japanese government, agency and municipal securities	757	—	757
Foreign government, agency and municipal securities	28,921	5	28,926
Bank and corporate debt securities	2,042	87	2,129
Commercial mortgage-backed securities (“CMBS”)	26	—	26
Residential mortgage-backed securities (“RMBS”)(1)	4,588	—	4,588
Collateralized debt obligations (“CDOs”) and other	176	—	176
Investment trust funds and other	10	19	29

Total gross recognized liabilities(2)	¥36,691	¥1,444	¥38,135

(1)	Includes ¥3,860 billion as of March 31, 2019 and ¥4,501 billion as of September 30, 2019 of U.S. government sponsored agency mortgage pass-through securities and collateralized mortgage obligations.
(2)

Repurchase agreements and securities lending transactions are reported within Collateralized financing—Securities sold under agreements to repurchase and Collateralized financing—Securities loaned in the consolidated balance sheets, respectively. Amounts reported for securities lending transactions also include transactions where Nomura lends securities and receives securities that can be sold or pledged as collateral. Nomura recognizes the securities received at fair value and a liability for the same amount, representing the obligation to return those securities. The liability is reported within Other liabilities in the consolidated balance sheets. The total gross recognized liabilities reported for repurchase agreements and securities lending transactions are consistent with the total gross balances reported in the offsetting disclosures above.

Fair value of securities received as collateral available to sell or repledge

	Billions of yen
	March 31, 2019	September 30, 2019
The fair value of securities received as collateral, securities borrowed as collateral and securities borrowed without collateral where Nomura is permitted by contract or custom to sell or repledge the securities	¥46,924	¥46,148
The portion of the above that has been sold (reported within Trading liabilities in the consolidated balance sheets) or repledged	38,551	37,199

Assets owned, pledged as collateral

	Millions of yen
	March 31, 2019	September 30, 2019
Trading assets:
Equities and convertible securities	¥135,927	¥136,948
Government and government agency securities	984,429	1,859,618
Bank and corporate debt securities	61,547	57,639
Commercial mortgage-backed securities (“CMBS”)	0	—
Residential mortgage-backed securities (“RMBS”)	2,535,244	3,334,785
Collateralized debt obligations (“CDOs”) and other(1)	42,607	14,459
Investment trust funds and other	14,926	8,674

	¥3,774,680	¥5,412,123

Non-trading debt securities	¥1,031	¥30
Investments in and advances to affiliated companies	¥501	¥612

(1)	Includes CLOs and ABS such as those secured on credit card loans, auto loans and student loans.

Assets subject to lien

	Millions of yen
	March 31, 2019	September 30, 2019
Loans and receivables	¥42,544	¥26,353
Trading assets and private equity	1,589,483	1,461,596
Office buildings, land, equipment and facilities	5,371	5,262
Non-trading debt securities	142,092	170,682
Other	151	96

	¥1,779,641	¥1,663,989